SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash operating working capital items (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Accounts receivable	CAD (161)	CAD (141)
Inventories	2	3
Other current assets	17	(12)
Accounts payable and accrued liabilities	9	182
Unearned revenue	(21)	(18)
Total change in non-cash operating working capital items	CAD (154)	CAD 14